UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Quarter Ended:          March 31, 2009

Check here if Amendment [   ]; Amendment Number:
                                                    ----------

This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       New Star Asset Management Group PLC
            --------------------------------------------------
Address:    1 Knightsbridge Green
            --------------------------------------------------
            London, England
            --------------------------------------------------
            SW1X 7NE
            --------------------------------------------------

Form 13F File No: 28-11008
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   Chessy Smith
        ------------------------------------------------------
Title:  Senior Compliance Officer
        ------------------------------------------------------
Phone:  +44(0)20 7225 9200
        ------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Chessy Smith          London, England         May 12, 2009
--------------------------------------------------------------
     Signature)             City/Country             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:None

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                       2

Form 13F Information Table Entry Total:                128

Form 13F Information Table Value Total            $475,003
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. New Star Asset Management Ltd. (28-11009)
2. New Star Institutional Managers Ltd. (28-11235)

Additional Information:

On April 1, 2009, New Star Asset Management Group plc ("NSAM") underwent a capital restructuring that was followed by the acquisition of NSAM's shares by Henderson Group plc ("Henderson") on April 9, 2009 (the "Transaction"). As a result of the Transaction, NSAM ceased to exist and NSAM's subsidiaries, including New Star Asset Management Ltd. and New Star Institutional Managers Ltd., became subsidiaries of Henderson. Accordingly, NSAM will no longer file Form 13F reports.

                                            NEW STAR ASSET MANAGEMENT GROUP PLC
                                                FORM 13F INFORMATION TABLE

                                                       MARCH 31, 2009

                                                                  VALUE X             INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS            CUSIP       $1,000     SHARES   DISCRETION  MANAGERS  SOLE SHARED   NONE
---------------             --------------           ------      --------    -------  ----------  --------  ---- ------   ----



ABBOTT LABS                   COM                       2824100   6,173.191   129,417   Defined   1,2                  129,417
ACCENTURE LTD BERMUDA         CL A                    G1150G111   4,650.511   169,171   Defined          1             169,171
ACTIVISION BLIZZARD INC       COM                     00507V109   3,133.283   299,549   Defined          1             299,549
AFFILIATED COMPUTER SERVICES  CL A                      8190100   3,739.347    78,082   Defined          1              78,082
ALCOA INC                     COM                      13817101   1,083.010   147,549   Defined   1,2                  147,549
ALLERGAN INC                  COM                      18490102   5,187.214   108,610   Defined   1,2                  108,610
ALTRIA GROUP INC              COM                     02209S103     588.383    36,728   Defined          2              36,728
AMAZON COM INC                COM                      23135106   6,957.485    94,737   Defined          1              94,737
AMERICA MOVIL SAB DE CV       SPON ADR L SHS          02364W105     971.089    35,860   Defined   1,2                   35,860
AMGEN INC                     COM                      31162100   2,335.527    47,163   Defined   1,2                   47,163
ANADARKO PETE CORP            COM                      32511107   1,522.232    39,142   Defined   1,2                   39,142
AON CORP                      COM                      37389103   3,095.544    75,834   Defined   1,2                   75,834
APPLE INC                     COM                      37833100   8,552.668    81,361   Defined   1,2                   81,361
ASML HOLDING N V              NY REG SHS              N07059186     301.225    17,203   Defined          2              17,203
AT&T INC                      COM                     00206R102   2,975.062   118,058   Defined   1,2                  118,058
BANCO BRADESCO S A            SP ADR PFD NEW           59460303     273.983    27,675   Defined   1,2                   27,675
BANCO SANTANDER CHILE NEW     SP ADR REP COM          05965X109     451.359    13,140   Defined   1,2                   13,140
BANK MONTREAL QUE             COM                      63671101   9,210.586   351,267   Defined          2             351,267
BANK NOVA SCOTIA HALIFAX      COM                      64149107     348.125    14,097   Defined          1              14,097
BANK OF AMERICA CORPORATION   COM                      60505104     371.630    54,491   Defined   1,2                   54,491
BAXTER INTL INC               COM                      71813109   4,508.948    88,031   Defined          1              88,031
BE AEROSPACE INC              COM                      73302101     211.340    24,376   Defined   1,2                   24,376
BOEING CO                     COM                      97023105   2,200.445    61,845   Defined   1,2                   61,845
BRISTOL MYERS SQUIBB CO       COM                     110122108   2,853.831   130,193   Defined   1,2                  130,193
BRUNSWICK CORP                COM                     117043109     333.567    96,686   Defined   1,2                   96,686
CANADIAN PAC RY LTD           COM                     13645T100   1,401.763    47,005   Defined   1,2                   47,005
CHEVRON CORP NEW              COM                     166764100   4,756.943    70,745   Defined   1,2                   70,745
CHINA MOBILE LIMITED          SPONSORED ADR           16941M109   3,651.864    83,912   Defined   1,2                   83,912
CHINA PETE & CHEM CORP        SPON ADR H SHS          16941R108   1,134.012    17,672   Defined   1,2                   17,672
CHUNGHWA TELECOM CO LTD       SPONS ADR NEW 09 ADDED  17133Q403   6,580.228   360,956   Defined   1,2                  360,956
CISCO SYS INC                 COM                     17275R102  13,675.499   815,474   Defined   1,2                  815,474
CNOOC LTD                     SPONSORED ADR           126132109   1,883.836    18,726   Defined   1,2                   18,726
COCA COLA CO                  COM                     191216100   2,358.797    53,670   Defined   1,2                   53,670
COGNIZANT TECHNOLOGY SOLUTIO  CL A                    192446102   4,081.493   196,320   Defined          1             196,320
COMCAST CORP NEW              CL A                    20030N101   5,990.211   439,165   Defined   1,2                  439,165
COMCAST CORP NEW              CL A SPL                20030N200     699.394    54,343   Defined   1,2                   54,343
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD            20441W203     930.648    19,490   Defined   1,2                   19,490
COMPANHIA VALE DO RIO DOCE    SPON ADR PFD            204412100   2,289.614   202,980   Defined   1,2                  202,980
CONOCOPHILLIPS                COM                     20825C104   1,270.272    32,438   Defined   1,2                   32,438
COVIDIEN LTD                  COM                     G2552X108   2,343.254    70,495   Defined          1              70,495
CSX CORP                      COM                     126408103   1,841.425    71,235   Defined   1,2                   71,235
CVS CAREMARK CORPORATION      COM                     126650100     498.531    18,135   Defined   1,2                   18,135
DANAHER CORP DEL              COM                     235851102   2,835.976    52,304   Defined   1,2                   52,304
DELL INC                      COM                     24702R101   2,274.480   239,924   Defined   1,2                  239,924
DEUTSCHE TELEKOM AG           SPONSORED ADR           251566105     237.750    19,251   Defined          2              19,251
DOW CHEM CO                   COM                     260543103     491.966    58,359   Defined          2              58,359
DR PEPPER SNAPPLE GROUP INC   COM                     26138E109   2,126.044   125,727   Defined   1,2                  125,727
DUKE ENERGY CORP NEW          COM                     26441C105   1,199.887    83,791   Defined          2              83,791
EBAY INC                      COM                     278642103   1,410.475   112,299   Defined   1,2                  112,299
ECOLAB INC                    COM                     278865100   2,435.754    70,134   Defined          1              70,134
ENERSIS S A                   SPONSORED ADR           29274F104     616.080    40,800   Defined   1,2                   40,800
ENOVA SYSTEMS INC             COM NEW                 29355M200     519.036   654,500   Defined          1             654,500
EXELON CORP                   COM                     30161N101   1,381.354    30,433   Defined   1,2                   30,433
FEDEX CORP                    COM                     31428X106     787.695    17,705   Defined          2              17,705
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS          344419106     272.016    10,790   Defined          2              10,790
FPL GROUP INC                 COM                     302571104     525.512    10,359   Defined          1              10,359
GENERAL ELECTRIC CO           COM                     369604103   2,675.430   264,632   Defined   1,2                  264,632
GENZYME CORP                  COM                     372917104   6,521.497   109,808   Defined   1,2                  109,808
GILEAD SCIENCES INC           COM                     375558103   7,495.086   161,811   Defined   1,2                  161,811
GLAXOSMITHKLINE PLC           SPONSORED ADR           37733W105   1,002.877    32,278   Defined          2              32,278
GOLDMAN SACHS GROUP INC       COM                     38141G104   1,924.899    18,156   Defined   1,2                   18,156
GOOGLE INC                    CL A                    38259P508   9,629.771    27,667   Defined   1,2                   27,667
GREENHILL & CO INC            COM                     395259104   3,322.290    44,987   Defined   1,2                   44,987
GRUPO TELEVISA SA DE CV       SP ADR REP ORD          40049J206     408.245    29,930   Defined   1,2                   29,930
HCC INS HLDGS INC             COM                     404132102   3,044.690   120,869   Defined   1,2                  120,869
HDFC BANK LTD                 ADR REPS 3 SHS          40415F101     755.532    12,400   Defined   1,2                   12,400
HEINZ H J CO                  COM                     423074103   1,493.254    45,168   Defined   1,2                   45,168
HEWLETT PACKARD CO            COM                     428236103   6,837.276   213,265   Defined   1,2                  213,265
HOME DEPOT INC                COM                     437076102     685.078    29,078   Defined   1,2                   29,078
ICICI BK LTD                  ADR                     45104G104   2,538.257   190,990   Defined   1,2                  190,990
INGERSOLL-RAND COMPANY LTD    CL A                    G4776G101   1,719.480   124,600   Defined   1,2                  124,600
INTEL CORP                    COM                     458140100  11,609.257   772,384   Defined   1,2                  772,384
INTUIT                        COM                     461202103   3,501.360   129,680   Defined          1             129,680
INVESCO LTD                   SHS                     G491BT108   1,838.196   132,626   Defined          2             132,626
JOHNSON & JOHNSON             COM                     478160104   3,812.219    72,475   Defined   1,2                   72,475
JPMORGAN CHASE & CO           COM                     46625H100   1,991.055    74,908   Defined   1,2                   74,908
JUNIPER NETWORKS INC          COM                     48203R104   2,217.888   147,368   Defined          1             147,368
KB HOME                       COM                     48666K109   1,403.261   106,468   Defined   1,2                  106,468
KIMBERLY CLARK CORP           COM                     494368103     743.985    16,135   Defined          1              16,135
LABORATORY CORP AMER HLDGS    COM NEW                 50540R409   1,531.561    26,185   Defined          1              26,185
MARATHON OIL CORP             COM                     565849106   2,876.257   109,405   Defined   1,2                  109,405
MARKET VECTORS ETF TR         GOLD MINER ETF          57060U100  12,955.317   351,283   Defined          1             351,283
MCDONALDS CORP                COM                     580135101     941.714    17,257   Defined          1              17,257
MEMC ELECTR MATLS INC         COM                     552715104   1,790.039   108,553   Defined   1,2                  108,553
MERCK & CO INC                COM                     589331107   3,468.592   129,667   Defined   1,2                  129,667
MICROSOFT CORP                COM                     594918104  12,194.704   663,838   Defined   1,2                  663,838
MOBILE TELESYSTEMS OJSC       SPONSORED ADR           607409109     748.000    25,000   Defined   1,2                   25,000
MOLSON COORS BREWING CO       CL B                    60871R209   2,440.188    71,184   Defined   1,2                   71,184
NEWMONT MINING CORP           COM                     651639106   3,174.961    70,933   Defined   1,2                   70,933
NOKIA CORP                    SPONSORED ADR           654902204     216.794    18,577   Defined          2              18,577
NOVELLUS SYS INC              COM                     670008101   3,371.450   202,733   Defined          1             202,733
NVIDIA CORP                   COM                     67066G104   7,889.587   800,161   Defined   1,2                  800,161
OCCIDENTAL PETE CORP DEL      COM                     674599105   2,785.561    50,055   Defined   1,2                   50,055
ORACLE CORP                   COM                     68389X105  11,185.944   619,034   Defined   1,2                  619,034
PEPSICO INC                   COM                     713448108   1,567.772    30,454   Defined          2              30,454
PETRO-CDA                     COM                     71644E102  13,021.785   483,713   Defined          2             483,713
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG          71654V101   2,521.540   102,920   Defined   1,2                  102,920
PFIZER INC                    COM                     717081103   3,819.416   280,427   Defined   1,2                  280,427
PHILIP MORRIS INTL INC        COM                     718172109   3,974.926   111,718   Defined   1,2                  111,718
PITNEY BOWES INC              COM                     724479100   2,072.639    88,764   Defined          1              88,764
PROCTER & GAMBLE CO           COM                     742718109     996.283    21,157   Defined   1,2                   21,157
QUALCOMM INC                  COM                     747525103  11,870.857   305,085   Defined   1,2                  305,085
REDWOOD TR INC                COM                     758075402     213.626    13,917   Defined          1              13,917
SAIC INC                      COM                     78390X101   3,718.018   199,144   Defined          1             199,144
SEAGATE TECHNOLOGY            SHS                     G7945J104     377.031    62,734   Defined   1,2                   62,734
SELECT SECTOR SPDR TR         SBI INT-FINL            81369Y605  19,991.617 2,269,196   Defined          1           2,269,196
SHAW GROUP INC                COM                     820280105   1,267.329    46,236   Defined   1,2                   46,236
STERICYCLE INC                COM                     858912108   3,467.394    72,646   Defined          1              72,646
SUNCOR ENERGY INC             COM                     867229106  16,603.595   742,353   Defined   1,2                  742,353
SYMANTEC CORP                 COM                     871503108   5,872.780   393,091   Defined          1             393,091
TAIWAN FD INC                 COM                     874036106   2,742.829   285,414   Defined          2             285,414
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR           874039100  46,915.811 5,241,989   Defined   1,2                5,241,989
TALISMAN ENERGY INC           COM                     87425E103  15,663.296 1,476,163   Defined          2           1,476,163
TELEFONOS DE MEXICO S A B     SPON ADR ORD L          879403780     245.152    16,300   Defined   1,2                   16,300
TEVA PHARMACEUTICAL INDS LTD  ADR                     881624209   2,739.040    60,800   Defined   1,2                   60,800
TEXAS INSTRS INC              COM                     882508104   2,349.390   142,301   Defined   1,2                  142,301
TIME WARNER CABLE INC         COM                     88732J207   1,216.539    49,054   Defined   1,2                   49,054
TRAVELERS COMPANIES INC       COM                     89417E109     941.263    23,161   Defined          1              23,161
TURKCELL ILETISIM HIZMETLERI  SPON ADR NEW            900111204     476.508    38,772   Defined   1,2                   38,772
UNITED TECHNOLOGIES CORP      COM                     913017109   1,343.082    31,249   Defined          2              31,249
VERIZON COMMUNICATIONS INC    COM                     92343V104   5,055.329   167,395   Defined   1,2                  167,395
VISA INC                      COM CL A                92826C839   5,700.112   102,520   Defined          1             102,520
VIVO PARTICIPACOES S A        SPON ADR PFD NEW        92855S200     250.443    19,191   Defined   1,2                   19,191
WAL MART STORES INC           COM                     931142103     931.444    17,878   Defined          1              17,878
WASTE MGMT INC DEL            COM                     94106L109   2,186.829    85,423   Defined   1,2                   85,423
WELLS FARGO & CO NEW          COM                     949746101     347.143    24,378   Defined   1,2                   24,378
WYETH                         COM                     983024100   4,484.208   104,187   Defined   1,2                  104,187
XYRATEX LTD                   COM                     G98268108     785.101   356,864   Defined   1,2                  356,864
128 LINES OF SECURITIES                                         475,003.000






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